PGIM Corporate Bond 5-10 Year ETF N-1A Cover	Jul. 23, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PGIM ETF TRUST
Entity Central Index Key	0001727074
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 23, 2025
Prospectus Date	Jul. 23, 2025